Note 8 - Deposits - Principal Maturities of Certificates of Deposit and Individual Retirement Accounts (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 342,291
2022	138,959
2023	87,243
2024	23,157
2025	19,271
Thereafter	458
Time Deposits, Total	$ 611,379